Subsequent Events	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events

Note 18. Subsequent Events

In connection with the preparation of the accompanying consolidated financial statements, the Company has evaluated events and transactions occurring after September 30, 2021 and through December 14, 2021, the date these financial statements were issued, for potential recognition or disclosure and has determined that there are no additional items to disclose except as disclosed below.

On November 24, 2021, GCAC and Cepton entered into a Purchase Agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”), pursuant to which Lincoln Park has agreed to purchase from GCAC up to $100,000,000 of Cepton common stock (subject to certain limitations contained in the Purchase Agreement) from time to time over a 36-month period (the “Purchase Agreement”) after the consummation of the Merger and certain other conditions set forth in the Purchase Agreement. GCAC may, from time to time and at its sole discretion, direct Lincoln Park to purchase Cepton common stock in accordance with daily dollar thresholds as determined within the Purchase Agreement. The purchase price per share for Cepton common stock will be the lower of: (i) the lowest trading price for shares of Cepton common stock on the market Cepton common stock is listed, on the applicable Purchase Date and (ii) the average of the three (3) lowest closing sale price for Cepton common stock during the ten (10) consecutive business days ending on the business day immediately preceding such Purchase Date. In consideration for entering into the Purchase Agreement, GCAC will issue to Lincoln Park 50,000 shares of Cepton common stock as a commitment fee on the date of the closing of the Merger. GCAC is obligated to issue up to an additional 150,000 shares of Cepton common stock as a commitment fee 180 days after the date of the closing of the Merger (collectively, the “Commitment Shares”).

Note 17. Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through May 31, 2021, the issuance date of the consolidated financial statements.

New Lease Agreement

On April 15, 2021, the Company entered into a new lease agreement for 92,842 square feet of office space in San Jose, California. The lease is estimated to begin on June 1, 2021 and is set to expire on January 31, 2023. Monthly rent will be $139,300 for the first 12 months, with the first four months abated, and $143,400 for the remainder of the lease term. Total lease payments over the term of the lease will be $2,261,600.

Growth Capital Acquisition Corp. [Member]
Subsequent Events [Line Items]
Subsequent Events

NOTE 10 — SUBSEQUENT EVENTS

The Company has evaluated events that have occurred after the balance sheet up to the date the consolidated financial statements were issued. The Company did not identify any subsequent events that would have required adjustment to or disclosure in the consolidated financial statements.

NOTE 11 — SUBSEQUENT EVENTS

The Company has evaluated events that have occurred after the balance sheet up to the date the financial statements were issued. The Company did not identify any subsequent events that would have required adjustment to or disclosure in the financial statements.